MERCER FUNDS

SUPPLEMENT TO

THE CLASS S SHARES AND CLASS Y SHARES PROSPECTUSES

DATED JULY 31, 2015

The date of this Supplement is February 2, 2016.

The following changes are made in the prospectuses of the Class S shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 shares (the “Class Y Shares Prospectus”) of Mercer Funds:

1.                       Effective immediately, all references to Thomas M. Ricketts, CFA a member of the portfolio management team of Sands Capital Management, LLC, subadvisor to the Mercer US Large Cap Growth Equity Fund are hereby deleted.

2.                       The information relating to Sands Capital Management, LLC (“Sands”), subadvisor to the Mercer US Large Cap Growth Equity Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 5 of the Class S Shares Prospectus and on page 5 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

Sands Capital Management, LLC

•	Frank M. Sands, CFA, Chief Executive Officer and Chief Investment Officer, joined Sands Capital in 2000, and began managing Sands Capital’s allocated portion of the Fund’s portfolio in 2005.
•	Wesley A. Johnston, CFA, Portfolio Manager and Senior Research Analyst, joined Sands Capital in 2004 and began managing Sands Capital’s allocated portion of the Fund’s portfolio in 2016.
•	A. Michael Sramek, CFA, Research Analyst and Senior Portfolio Manager, joined Sands Capital in 2001, and began managing Sands Capital’s allocated portion of the Fund’s portfolio in 2013.

3.                       In the section titled “The Subadvisors,” the similar paragraph relating to Sands, subadvisor to the Mercer US Large Cap Growth Equity Fund, is replaced on page 64 of the Class S Shares Prospectus and on page 66 of the Class Y Shares Prospectus:

The portfolio managers who are primarily responsible for the day-to-day management of Sands Capital’s allocated portion of the Fund’s portfolio are Frank M. Sands, CFA, Wesley A. Johnston, CFA, and A. Michael Sramek, CFA. Mr. Sands became the Chief Executive Officer and Chief Investment Officer of Sands Capital effective September 2008. Mr. Sands joined Sands Capital in 2000. Mr. Johnston is a Portfolio Manager and Senior Research Analyst of Sands Capital, and joined Sands Capital in 2004. Mr. Sramek is a Research Analyst and Senior Portfolio Manager of Sands Capital, and joined Sands Capital in 2001.

1

4.                        The information relating to NWQ Investment Management Company, LLC (“NWQ:”), subadvisor to the Mercer US Small/Mid Cap Value Equity Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 20 of the Class S Shares Prospectus and on page 21 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

NWQ Investment Management Company, LLC (“NWQ”)

•	Phyllis G. Thomas, CFA, Senior Managing Director and Portfolio Manager, joined NWQ in 1990, and began managing NWQ’s allocated portion of the Fund’s portfolio in 2006.
•	Andy Hwang, Managing Director, Equity Analyst and Portfolio Manager, joined NWQ in 1998, and began managing NWQ’s allocation portion of the Fund’s portfolio in 2016.

5.                  In the section titled “The Subadvisors,” the similar paragraph relating to NWQ, subadvisor to the Mercer US Small/Mid Cap Value Equity Fund, is replaced on page 72 of the Class S Shares Prospectus and on page 75 of the Class Y Shares Prospectus:

The portfolio managers who are primarily responsible for the day-to-day management of NWQ’s allocated portion of the Fund’s portfolio are Phyllis G. Thomas, CFA, and Andy Hwang. Ms. Thomas is a Senior Managing Director and Portfolio Manager of NWQ and has been with the firm since 1990. Mr. Hwang is Managing Director, Equity Analyst and Portfolio Manager of NWQ and has been with the firm since 1998.

6.                  The information relating to Income Research & Management (“IR+M”), subadvisor to the Mercer Core Fixed Income Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 50 of the Class S Shares Prospectus and on page 52 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

Income Research & Management (“IR+M”)

•	John A. Sommers, Jr., CFA, Managing Principal, Senior Portfolio Manager, Chief Investment Officer, co-founded IR+M in 1987. Mr. Sommers began managing IR+M’s allocated portion of the Fund’s portfolio in 2014.
•	William A. O’Malley, CFA, Managing Principal, Senior Portfolio Manager, Director of Investment Team, joined IR+M in 1994. Mr. O’Malley began managing IR+M’s allocated portion of the Fund’s portfolio in 2014.
•	Edmund F. Ingalls, CFA, Principal, Senior Portfolio Manager, joined IR+M in 2000. Mr. Ingalls began managing IR+M’s allocated portion of the Fund’s portfolio in 2014.
2

•	James E. Gubitosi, Senior Portfolio Manager, joined IR+M in 2007. Mr. Gubitosi began managing IR+M’s allocated portfolio for the Fund’s portfolio in 2016

7.                  In the section titled “The Subadvisors,” the similar paragraph relating to IR+M, subadvisor to the Mercer Core Fixed Income Fund, is replaced on page 90 of the Class S Shares Prospectus and on page 93 of the Class Y Shares Prospectus:

A team of investment professionals manages the portion of the Fund’s assets allocated to IR+M. The team consists of John A. Sommers, Jr. CFA, Managing Principal, Co-Founder, Senior Portfolio Manager and Chief Investment Officer; Bill William A. O’Malley, CFA, Managing Principal, Senior Portfolio Manager and Director of Investment Team; Edmund F. Ingalls, CFA, Principal, Senior Portfolio Manager and Director of Credit Research; and James E. Gubitosi, Senior Portfolio Manager. This team is ultimately responsible for the day-to-day management and strategic direction of the assets of the Fund allocated to IR+M. As a Co-Founder, Mr. Sommers started with the firm at its inception in March of 1987. Mr. O’Malley joined IR+M in September 1994 and Mr. Ingalls started in February of 2000. Mr. Sommers, Mr. O’Malley and Mr. Ingalls have all been in their current roles since joining IR+M. Mr. Gubitosi joined IR+M in March 2007 and was previously an Analyst and Portfolio Manager with IR+M.

8.                  Effective immediately, all references to Erik Takaha, a member of the portfolio management team of Franklin Advisers, Inc., subadvisor to the Mercer Opportunistic Fixed Income Fund are hereby deleted.

9.                  The information relating to Franklin Advisers, Inc. (“Franklin”), subadvisor to the Mercer Opportunistic Fixed Income Fund, under the section titled “Fund Management—Subadvisors and Portfolio Managers” on page 58 of the Class S Shares Prospectus and on page 61 of the Class Y Shares Prospectus is hereby deleted and replaced with the following:

Franklin Advisers, Inc. (“Franklin”)

•	Patricia O’Connor, Portfolio Manager to the Fund, is a vice president, portfolio manager and high-yield bond research analyst for Franklin Ms. O’Connor joined Franklin in 1997 and began managing Franklin’s allocated portion of the Fund’s portfolio in August 2013.
•	Glenn Voyles, Portfolio Manager to the Fund, is a vice president, high-yield analyst, and portfolio manager for Franklin. Mr. Voyles joined Franklin in 1993 and began managing Franklin’s allocated portion of the Fund’s portfolio in August 2013.
3

10.              In the section titled “The Subadvisors,” the similar paragraph relating to Franklin, subadvisor to the Mercer Opportunistic Fixed Income Fund, is replaced on page 93 of the Class S Shares Prospectus and on page 96 of the Class Y Shares Prospectus:

The portfolio managers who are primarily responsible for the day-to-day management of Franklin’s allocated portion of the Fund’s portfolio are Patricia O’Connor and Glenn Voyles. Ms. O’Connor is a vice president, portfolio manager and high-yield bond research analyst for Franklin. She joined Franklin in 1997. Mr. Voyles is a vice president, high-yield analyst, and portfolio manager for Franklin. He joined Franklin in 1993.

11.              In the section titled “The Subadvisors,” the similar paragraph relating to Parametric Portfolio Associates LLC’s Cash Overlay Program for the Mercer US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund, and Mercer US Small/Mid Cap Value Equity Fund, is replaced on pages 63, 66, 70, and 73 of the Class S Shares Prospectus and on pages 66, 69, 73 and 76 of the Class Y Shares Prospectus:

Cash Overlay Program

Parametric is responsible for monitoring and investing cash balances of the Fund allocated to Parametric by the Advisor. Parametric will invest in derivative instruments, such as exchange-listed equity futures contracts, and/or exchange-traded funds, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

4

MERCER FUNDS

SUPPLEMENT TO

THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 31, 2015, AS SUPPLEMENTED ON DECEMBER 16, 2015

The date of this Supplement is February 2, 2016.

The following changes are made in the Statement of Additional Information of Mercer Funds (the “SAI”):

1.                  Effective immediately, all references to Thomas M. Ricketts, CFA a member of the portfolio management team of Sands Capital Management, LLC, subadvisor to the Mercer US Large Cap Growth Equity Fund are hereby deleted.

2.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer US Large Cap Growth Equity Fund—Sands Capital Management (“Sands Capital”)” the similar paragraph on page C-5 of the SAI is hereby deleted and replaced with the following:

The portfolio managers who are primarily responsible for the day-to-day management of Sands Capital’s allocated portion of the Fund’s portfolio are Frank M. Sands, CFA, Wesley A. Johnston, CFA, and A. Michael Sramek, CFA.

3.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer US Large Cap Growth Equity Fund—Sands Capital Management (“Sands Capital”)”, the following information with respect to Mr. Johnston replaces the corresponding information relating to Mr. Ricketts:

Ownership of Fund Shares. As of December 31, 2015, Mr. Johnston did not own any shares of the Fund.

In addition to the Fund, Mr. Johnston manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	4	$8,919.4	0	$ 0
Other Pooled Investment Vehicles	14	$1,448.8	0	$ 0
Other Accounts	500	$18,152.6	0	$ 0

*as of January 4, 2016

4.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer US Small/Mid Cap Value Equity Fund—

1

NWQ Investment Management Company (“NWQ”)” on page C-25 of the SAI the similar paragraph is hereby deleted and replaced with the following:

The portfolio managers who are primarily responsible for the day-to-day management of NWQ’s allocated portion of the Fund’s portfolio is Phyllis G. Thomas, CFA and Andy Hwang.

5.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer US Small/Mid Cap Value Equity Fund—NWQ Investment Management Company (“NWQ”)” on page C-25 of the SAI, the following information is added with respect to Mr. Hwang:

Ownership of Fund Shares. As of December 31, 2015, Mr. Hwang did not beneficially own any shares of the Fund.

In addition to the Fund, Mr. Hwang manages:

	Total Accounts		Accounts with Performance Fees
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	3	$ 632	0	0
Other Pooled Investment Vehicles	2	$ 100	0	0
Other Accounts*	1,184	$2,249	0	0

As of December 31, 2015

*      This total includes institutional separate accounts, managed accounts (i.e. wrap) and Unified Managed Account (“UMA”) assets.

6.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Core Fixed Income Fund—Income Research & Management (“IR+M”)” on page C-57 of the SAI the similar paragraph is hereby deleted and replaced with the following:

The portfolio managers who are primarily responsible for the day-to-day management of IR+M’s allocated portion of the Fund’s portfolio are John A. Sommers, Jr., CFA, William A. O’Malley, CFA, Edmund F. Ingalls, CFA and James E. Gubitosi.

7.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Core Fixed Income Fund—Income Research & Management (“IR+M”)” on page C-57 of the SAI, the following information is added with respect to Mr. Gubitosi:

Ownership of Fund Shares. As of December 31, 2015, Mr. Gubitosi did not beneficially own any shares of the Fund.

2

In addition to the Fund, Mr.. Gubitosi manages:

	Total Accounts*		Accounts with Performance Fees*
Other Accounts	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Registered Investment Companies	4	$1,802.5	0	0
Other Pooled Investment Vehicles	27	$5,628.3	0	0
Other Accounts	496	$41,872.2	0	0

*	As of December 31, 2015.

8.                  In Appendix C, titled “Additional Information About the Funds’ Portfolio Managers,” under the subheading “Mercer Opportunistic Fixed Income Fund—Franklin Advisers, Inc. (“Franklin”) on page C-63 of the SAI, effective immediately, all references to Erik Takaha, a member of the portfolio management team of Franklin Advisers, Inc., subadvisor to the Mercer Opportunistic Fixed Income Fund are hereby deleted.

3